Unaudited Condensed Statements of Operations (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Class A Common Stock Subject to Possible Redemption
Diluted weighted average shares outstanding	15,358,885	16,500,000	15,926,290	16,408,840	576,923	16,454,795
Diluted net income (loss) per share	$ 0.04	$ 0.00	$ 0.06	$ 0.00	$ (0.03)	$ 0.06
Nonredeemable Shares of Class B Common Stock
Diluted weighted average shares outstanding	4,125,000	4,125,000	4,125,000	4,125,000	4,125,000	4,125,000
Diluted net income (loss) per share	$ 0.04	$ 0.00	$ 0.06	$ 0.00	$ (0.03)	$ 0.06